Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ (148)	$ 694	$ 78
Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(91)
Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	45
Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(224)
Post-model adjustment updates relating to COVID-19
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)		(117)
Post-model adjustment updates relating to other overlays
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)		(16)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(86)	257	21
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(34)	305	30
Investment Bank | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	25
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(29)	88	20
Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	42	7
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(123)	266	(22)
Positions that are not credit impaired | New transactions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(10)
Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(45)
Positions that are not credit impaired | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(68)
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(62)	129	(23)
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(34)	88	4
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(28)	48	(3)
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	0	0
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(25)	429	100
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(24)	128	44
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	217	26
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(1)	40	23
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	42	7
UBS AG
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(148)	695	78
UBS AG | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(91)
UBS AG | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	45
UBS AG | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(224)
UBS AG | Post-model adjustment updates relating to COVID-19
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)		(117)
UBS AG | Post-model adjustment updates relating to other overlays
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)		(16)
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(86)	257	21
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(34)	305	30
UBS AG | Investment Bank | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	25
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(29)	88	20
UBS AG | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	42	7
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(123)	266	(22)
UBS AG | Positions that are not credit impaired | New transactions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(10)
UBS AG | Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(45)
UBS AG | Positions that are not credit impaired | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(68)
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(62)	129	(23)
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(34)	88	4
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(28)	48	(3)
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(25)	429	100
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(24)	128	44
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	217	26
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(1)	40	23
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ 0	$ 42	$ 7